Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2017	2016	2015
Numerator:
Net income	$84,242	$86,135	$81,012
Denominator:
Weighted-average common shares outstanding	15,295,573	15,332,553	15,364,281
Effect of dilutive PBRSUs	94,779	72,607	40,459
Weighted-average common shares outstanding adjusted for the effect of dilutive PBRSUs	15,390,352	15,405,160	15,404,740
Earnings per common share:
Basic earnings per common share	$5.51	$5.62	$5.27
Diluted earnings per common share	$5.47	$5.59	$5.26